advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2021
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	June 30,	December 31,
As at (millions)	2021	2020
Advance billings	$570	$551
Deferred customer activation and connection fees	6	7
Customer deposits	26	34
Contract liabilities	602	592
Other	167	180
	$769	$772

Schedule of changes in contract liabilities

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Balance, beginning of period		$821	$824	$806	$801
Revenue deferred in previous period and recognized in current period		(618)	(593)	(593)	(577)
Net additions arising from operations		598	571	588	573
Additions arising from business acquisitions		1	—	1	5
Balance, end of period		$802	$802	$802	$802
Current				$727	$721
Non-current	27
Deferred revenues				66	70
Deferred customer activation and connection fees				9	11
				$802	$802
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities				$727	$721
Reclassification to contract assets for contracts with contract liabilities less than contract assets	6(c)			(113)	(142)
Reclassification from contract assets for contracts with contract assets less than contract liabilities	6(c)			(12)	(9)
				$602	$570